Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0000895419
Registrant Name	WOLFSPEED, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES